UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value

Belgium — 1.2%
Anheuser-Busch InBev ADR	10,930	$1,162,078

Canada — 1.8%
Canadian Pacific Railway	8,755	1,256,955
Imperial Oil	14,400	455,184

		1,712,139

Denmark — 2.5%
Novo Nordisk ADR	44,000	2,386,560

France — 1.7%
Christian Dior ADR	24,200	1,117,314
TOTAL ADR	10,548	471,601

		1,588,915

Netherlands — 1.0%
ASML Holding, Cl G	10,695	940,946

Switzerland — 7.0%
Nestle ADR	39,948	3,005,688
Novartis ADR	18,326	1,684,526
Roche Holding ADR	58,980	1,943,391

		6,633,605

United Kingdom — 2.2%
Diageo ADR	9,890	1,066,043
SABMiller ADR	18,164	1,040,071

		2,106,114

United States — 82.3%

Consumer Discretionary — 9.7%
Comcast, Cl A	30,568	1,738,708
McDonald’s	12,573	1,238,818
NIKE, Cl B	7,180	882,924
Target	16,804	1,321,803
Time Warner Cable	1,805	323,763
Twenty-First Century Fox, Cl A	41,830	1,128,573
Twenty-First Century Fox, Cl B	12,841	347,606
Walt Disney	21,312	2,178,086

		9,160,281

Consumer Staples — 20.2%
Altria Group	54,417	2,960,285
Coca-Cola	86,912	3,486,909
Estee Lauder, Cl A	21,082	1,700,896
Kraft Heinz	4,495	317,257
PepsiCo	20,370	1,920,891
Philip Morris International	56,814	4,507,054
Procter & Gamble	33,978	2,444,377
Walgreens Boots Alliance	20,753	1,724,574

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Whole Foods Market	1,400	$44,310

		19,106,553

Energy — 11.9%
Chevron	32,322	2,549,560
ConocoPhillips	21,174	1,015,505
Enterprise Products Partners (A)	37,930	944,457
EOG Resources	6,084	442,915
Exxon Mobil	51,118	3,800,623
Occidental Petroleum	25,841	1,709,382
Plains All American Pipeline (A)	27,800	844,564

		11,307,006

Financials — 13.6%
ACE	20,131	2,081,545
American Express	27,460	2,035,610
Berkshire Hathaway, Cl B *	2,109	275,014
BlackRock, Cl A	4,835	1,438,267
Franklin Resources	21,330	794,756
Intercontinental Exchange	3,300	775,467
JPMorgan Chase	38,209	2,329,603
McGraw Hill Financial	8,833	764,054
State Street	20,780	1,396,624
Wells Fargo	20,105	1,032,392

		12,923,332

Health Care — 6.5%
Abbott Laboratories	38,415	1,545,051
AbbVie	28,963	1,575,877
Alexion Pharmaceuticals *	4,730	739,725
Celgene *	10,100	1,092,517
Gilead Sciences	12,521	1,229,437
Zoetis, Cl A	606	24,955

		6,207,562

Industrials — 3.1%
Union Pacific	14,328	1,266,739
United Technologies	18,846	1,677,106

		2,943,845

Information Technology — 15.5%
Apple	47,544	5,244,103
Automatic Data Processing	6,225	500,241
Facebook, Cl A *	14,100	1,267,590
Google, Cl C *	750	456,315
International Business Machines	7,117	1,031,751
Microsoft	21,210	938,755
Oracle	27,919	1,008,434
QUALCOMM	12,716	683,231
Texas Instruments	40,201	1,990,754
VeriSign *	8,000	564,480
Visa, Cl A	13,900	968,274

		14,653,928

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Materials — 1.9%
Air Products & Chemicals	3,734	$476,384
Praxair	12,708	1,294,437

		1,770,821

		78,073,328

TOTAL COMMON STOCK (Cost $70,302,074)		94,603,685

SHORT-TERM INVESTMENTS (B) — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 0.000%	55,010	55,010
SEI Daily Income Trust Government Fund, 0.010%	31,487	31,487

TOTAL SHORT-TERM INVESTMENTS (Cost $86,497)		86,497

TOTAL INVESTMENTS — 99.9% (Cost $70,388,571)†		$94,690,182

Percentages are based on Net Assets of $94,823,693.
*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At September 30, 2015, these securities amounted to $1,789,021 or 1.9% of net assets.
(B)	Rate shown is the 7-day effective yield as of September 30, 2015.

ADR — American Depositary Receipt

Cl — Class

†	At September 30, 2015, the tax basis cost of the Fund’s investments was $70,388,571, and the unrealized appreciation and depreciation were $29,662,194 and $(5,360,583) respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended September 30, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual financial statements.

SAR-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 24, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 24, 2015